CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (56,273)	$ (46,896)	$ (51,334)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	5,654	4,538	4,999
Amortization of intangible assets	2,753	747	636
Share based compensation expenses	47,700	28,048	18,750
Tax benefit related to exercise of share options		731	609
Interest and exchange rate on short-term and long-term deposits	(555)	(669)	(805)
Amortization of premium and discount and accrued interest on marketable securities, net	(77)
Deferred taxes, net	(2,719)	(317)	(111)
Increase in trade receivables	(1,936)	(1,818)	(5,411)
Increase in prepaid expenses and other current and long-term assets	(1,824)	(6,284)	(2,597)
Increase in trade payables	11,834	8,290	7,483
Increase in employees and payroll accruals	5,627	2,956	1,565
Increase in short term and long term deferred revenues	58,353	51,966	38,169
Increase (decrease) in accrued expenses and other current liabilities	14,515	(719)	8,923
Net cash provided by operating activities	83,052	40,573	20,876
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	52,311	49,392	60,162
Investment in short-term and restricted deposits	(88,706)	(30,526)	(82,038)
Investment in marketable securities	(33,189)	(23,724)
Proceeds from marketable securities	245	980
Purchase of property and equipment	(11,649)	(4,415)	(6,342)
Capitalization of software development costs	(720)
Payments for businesses acquired	(33,091)
Acquisition of intangible assets	(75)	(100)	(450)
Net cash used in investing activities	(114,874)	(8,393)	(28,668)
Cash flows from financing activities:
Credit line repayment	(170)
Proceeds from exercise of options and ESPP shares	24,158	21,658	6,818
Net cash provided by financing activities	23,988	21,658	6,818
Increase (decrease) in cash and cash equivalents	(7,834)	53,838	(974)
Cash and cash equivalents at the beginning of the period	93,064	39,226	40,200
Cash and cash equivalents at the end of the period	85,230	93,064	39,226
Supplemental disclosure of cash flow activities:
Non-cash purchase of property and equipment	1,019	482	518
Cash paid during the year for taxes	$ 4,422	$ 2,644	$ 2,226